Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies

15. Commitments and Contingencies

(a) Operating Leases

The Group leases its facilities under non-cancelable operating leases expiring at various dates through the year 2014.

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2011 were as follows:

Year Ended December 31	$
2012	3,876,255
2013	2,497,244
2014	1,119,584

Total	7,493,083

Rental expenses were $1,290,100, $2,005,194 and $3,681,838 during the years ended December 31, 2009, 2010 and 2011, respectively.